Accrued expenses and prepaid revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses and prepaid revenues
Interest expenses accrued	kr 4,110	kr 1,793
Other accrued expenses and prepaid revenues	62	82
Total	kr 4,172	kr 1,875